Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Loans & leases, including fees	$ 18,322,649	$ 14,965,582	$ 15,243,402
Securities:
Taxable	2,548,789	2,610,954	2,429,043
Tax-exempt	1,686,099	1,688,577	1,858,801
Other	278,769	354,695	322,681
Total interest income	22,836,306	19,619,808	19,853,927
INTEREST EXPENSE
Deposits	1,579,796	1,969,296	2,142,274
Borrowings	497,719	698,434	1,107,098
Total interest expense	2,077,515	2,667,730	3,249,372
Net interest income	20,758,791	16,952,078	16,604,555
PROVISION (CREDIT) FOR LOAN AND LEASE LOSSES	382,000	(430,000)	(832,925)
Net interest income after provision (credit) for loan and lease losses	20,376,791	17,382,078	17,437,480
NON-INTEREST INCOME
Service charges on deposit accounts	1,515,104	1,325,440	1,252,379
Gain on sale of loans	586,375	610,419	719,289
Net securities gains	115,616	399,760	134,177
Change in fair value of mortgage servicing rights	263,114	(147,050)	315,758
Increase in cash surrender value of life insurance	427,104	396,646	411,955
Other operating income	1,729,729	1,802,288	1,634,438
Total non-interest income	4,637,042	4,387,503	4,467,996
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	9,290,177	8,414,792	8,237,152
Occupancy expenses	2,133,735	1,584,863	1,555,242
Other operating expenses	6,268,036	6,375,428	6,231,878
Total non-interest expenses	17,691,948	16,375,083	16,024,272
Income before income taxes	7,321,885	5,394,498	5,881,204
PROVISION FOR INCOME TAXES	1,405,000	1,083,000	1,240,000
NET INCOME	$ 5,916,885	$ 4,311,498	$ 4,641,204
NET INCOME PER SHARE (basic and diluted) (in dollars per share)	$ 1.77	$ 1.27	$ 1.35